May 14, 1997

               VOYAGEUR ARIZONA LIMITED TERM TAX FREE FUND
                 VOYAGEUR ARIZONA INSURED TAX FREE FUND
                     VOYAGEUR ARIZONA TAX FREE FUND
             VOYAGEUR CALIFORNIA LIMITED TERM TAX FREE FUND
                   VOYAGEUR CALIFORNIA TAX FREE FUND
               VOYAGEUR CALIFORNIA INSURED TAX FREE FUND
              VOYAGEUR COLORADO LIMITED TERM TAX FREE FUND
                     VOYAGEUR COLORADO TAX FREE FUND
                VOYAGEUR COLORADO INSURED TAX FREE FUND
               VOYAGEUR FLORIDA LIMITED TERM TAX FREE FUND
                     VOYAGEUR FLORIDA TAX FREE FUND
                 VOYAGEUR FLORIDA INSURED TAX FREE FUND
                      VOYAGEUR IDAHO TAX FREE FUND
                       VOYAGEUR IOWA TAX FREE FUND
                      VOYAGEUR KANSAS TAX FREE FUND
              VOYAGEUR MINNESOTA LIMITED TERM TAX FREE FUND
                    VOYAGEUR MINNESOTA TAX FREE FUND
                     VOYAGEUR MINNESOTA INSURED FUND
                 VOYAGEUR MISSOURI INSURED TAX FREE FUND
              VOYAGEUR NATIONAL LIMITED TERM TAX FREE FUND
                 VOYAGEUR NATIONAL INSURED TAX FREE FUND
                     VOYAGEUR NATIONAL TAX FREE FUND
                    VOYAGEUR NEW MEXICO TAX FREE FUND
                     VOYAGEUR NEW YORK TAX FREE FUND
                   VOYAGEUR NORTH DAKOTA TAX FREE FUND
                  VOYAGEUR OREGON INSURED TAX FREE FUND
                       VOYAGEUR UTAH TAX FREE FUND
                VOYAGEUR WASHINGTON INSURED TAX FREE FUND
                    VOYAGEUR WISCONSIN TAX FREE FUND

     Supplement to Statement of Additional Information dated
April 28, 1997


The following revises information on page 1:

     The Statement of Additional Information should be read in conjunction with each Fund's Prospectus dated May 1, 1997. A copy of the Prospectus or Statement of Additional Information may be obtained free of charge by contacting the Funds at 1818 Market Street, Philadelphia, PA 19103. Telephone: (800) 523-4640.


The following revises information in the section entitled The
Investment Adviser and Underwriter:

     Prior to May 1, 1997, Voyageur Fund Managers, Inc. ("Voyageur") had been retained under an investment advisory contract to act as each Fund's investment adviser, subject to the authority of the Board of Directors or Trustees, as appropriate for each Fund. Voyageur is an indirect wholly-owned subsidiary of Dougherty Financial Group, Inc. ("DFG"). After the close of business on April 30, 1997, Voyageur became an indirect, wholly owned subsidiary of Lincoln National Corporation ("LNC") as a result of LNC's acquisition of DFG. LNC, headquartered in Fort Wayne, Indiana, owns and operates insurance and investment management businesses, including Delaware Management Holdings, Inc. ("DMH"). Affiliates of DMH serve as adviser, distributor and transfer agent for the Delaware Group of Mutual Funds.
     Because LNC's acquisition of DFG resulted in a change of control of Voyageur, the Funds' previous investment advisory agreements with Voyageur were "assigned," as that term is defined by the Investment Company Act of 1940, and the previous agreements therefore terminated upon the completion of the acquisition. The Boards of Directors and Trustees of the Funds unanimously approved new investment advisory agreements at a meeting held in person on February 14, 1997, and called for a shareholders meeting to approve the new agreements. At a meeting held on April 11, 1997, the shareholders of each Fund approved its respective Investment Management Agreements with either Voyageur or Delaware Management Company, Inc. ("Delaware") to become effective after the close of business on April 30, 1997, the date the acquisition was completed.
     Beginning May 1, 1997, Delaware, an indirect wholly-owned subsidiary of LNC, became investment manager of Arizona
Limited Term Tax Free Fund, California Limited Term Tax Free
Fund, Colorado Insured Tax Free Fund, Colorado Limited Term Tax Free Fund, the Florida Funds, and New York Tax Free Fund.
Voyageur was retained as investment manager for the other Funds. Each investment management Agreement into which a Fund's investment manager has entered has an initial term of two years and provides for the continuation thereafter only if approved by the Fund's Board of Directors in accordance with the requirements of the 1940 Act. The investment management fees payable to the investment manager under the agreements are the same as those payable under the agreements that were terminated by the change in control of Voyageur.
     Delaware Service Company, Inc., an affiliate of DMH, 1818 Market Street, Philadelphia, PA 19103, is the Funds' shareholder servicing, dividend disbursing, accounting services and transfer agent. Delaware Distributors, L.P., another affiliate of DMH, 1818 Market Street, Philadelphia, PA 19103, is the Funds' principal underwriter.


The following replaces information under the section entitled
Board Members and Executive Officers of the Funds:

     Directors and principal officers of the Funds are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and director is One Commerce Square, Philadelphia, PA 19103.

*Wayne A. Stork (59)
     Chairman, President, Chief Executive Officer, Director and/or Trustee of the seven investment companies, each of the other 26 investment companies in the Delaware Group, Delaware Management
          Holdings, Inc., DMH Corp., Delaware International Holdings Ltd. and Founders Holdings, Inc.
     Chairman and Director of  Delaware Distributors, Inc. and
          Delaware  Capital Management, Inc.
     Chairman, President, Chief Executive Officer, Chief Investment Officer and Director of Delaware Management
          Company, Inc.
     Chairman, Chief Executive Officer and Director of Delaware
          International Advisers Ltd.
     Director of Delaware Service Company, Inc. and Delaware
          Investment & Retirement Services,  Inc.
     During the past five years, Mr. Stork has served in various executive capacities at different times within the Delaware organization.

Richard G. Unruh, Jr. (57)
     Executive Vice President of the seven investment companies and each of the other 26 investment companies in the Delaware Group.
     Executive Vice President and Director of Delaware Management
          Company, Inc.
     Senior Vice President of Delaware Management Holdings, Inc.
          and Delaware Capital Management, Inc.
     Director of Delaware International Advisers Ltd.
     During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.



*Director affiliated with the Funds' investment manager and considered an "interested person" as defined in the 1940 Act.



Paul E. Suckow (49)
     Executive Vice President/Chief Investment Officer, Fixed
          Income of the seven investment companies, each of the other 26 investment companies in the Delaware Group and Delaware Management Company, Inc.
     Executive Vice President/Chief Investment Officer, Fixed
          Income and Director of Founders Holdings, Inc.
     Senior Vice President/Chief Investment Officer, Fixed Income
          of Delaware Management Holdings, Inc.
     Senior Vice President of Delaware Capital Management, Inc. Director of Founders CBO Corporation.
     Director of HYPPCO Finance Company Ltd.
     Before returning to the Delaware Group in 1993, Mr. Suckow was Executive Vice President and Director of Fixed Income for Oppenheimer Management Corporation, New York, NY from 1985 to 1992. Prior to that, Mr. Suckow was a fixed-income portfolio manager for the Delaware Group.

Walter P. Babich (69)
     Director and/or Trustee of the seven investment companies and each of the other 26 investment companies in the Delaware Group.
     460 North Gulph Road, King of Prussia, PA  19406.
     Board Chairman, Citadel Constructors, Inc.
     From 1986 to 1988, Mr. Babich was a partner of Irwin &
          Leighton and from 1988 to 1991, he
          was a partner of I&L Investors.

Anthony D. Knerr (58)
     Director and/or Trustee of the seven investment companies and each of the other 26 investment companies in the Delaware Group.
     500 Fifth Avenue, New York, NY  10110.
     Founder and Managing Director, Anthony Knerr & Associates. From 1982 to 1988, Mr. Knerr was Executive Vice
          President/Finance and Treasurer of Columbia
          University, New York. From 1987 to 1989, he was also a lecturer in English at the University. In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.

Ann R. Leven (56)
     Director and/or Trustee of the seven investment companies and each of the other 26 investment companies in the Delaware Group.
     785 Park Avenue, New York, NY  10021.
     Treasurer, National Gallery of Art.
     From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal
          Officer of the Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was Adjunct Professor of Columbia Business School.

W. Thacher Longstreth (76)
     Director and/or Trustee of the seven investment companies and each of the other 26 investment companies in the Delaware Group.
     City Hall, Philadelphia, PA  19107.
     Philadelphia City Councilman.

Thomas F. Madison (61)
     Director and/or Trustee of the seven investment companies and each of the other 26 investment companies in the Delaware Group.
     President and CEO, MLM Partners, Inc.
     200 South Fifth Street, Suite 2100, Minneapolis, Minnesota
          55402.
     Mr. Madison has also been Chairman of the Board of Communications Holdings, Inc. since 1996.
          From February to September 1994, Mr. Madison served as Vice Chairman--Office of the CEO of The Minnesota Mutual Life Insurance Company and from 1988 to 1993, he was President of U.S. WEST Communications--Markets.

* Jeffrey J. Nick (44)
     Director and/or Trustee of the seven investment companies and each of the other 26 investment companies in the Delaware Group.
     President, Chief Executive Officer and Director of Lincoln
          National Investment Companies, Inc.
     From 1992 to 1996, Mr. Nick was Managing Director of Lincoln
          National UK plc and from 1989 to 1992, he was Senior Vice President responsible for corporate planning and development for Lincoln National Corporation.

Charles E. Peck (71)
     Director and/or Trustee of the seven investment companies and each of the other 26 investment companies in the Delaware Group.
     P.O. Box 1102, Columbia, MD  21044.
     Secretary/Treasurer, Enterprise Homes, Inc.
     From 1981 to 1990, Mr. Peck was Chairman and Chief Executive
          Officer of The Ryland Group, Inc., Columbia, MD.

David K. Downes (57)
     Executive Vice President/Chief Operating Officer/Chief
          Financial Officer of the seven investment companies, each of the other 26 investment companies in the Delaware Group, Delaware Management Holdings, Inc. and Delaware Capital Management, Inc.
     Executive Vice President/Chief Operating Officer/Chief
          Financial Officer and Director of Delaware
          Management Company, Inc., DMH Corp.,
          Delaware Distributors, Inc., Founders Holdings, Inc. and Delaware International Holdings Ltd.
     Chairman and Director of Delaware Management Trust Company and Delaware Investment & Retirement
          Services, Inc.
     President/Chief Executive Officer/Chief Financial Officer
          and Director of Delaware Service Company, Inc.
     Senior Vice President/Chief Administrative Officer/Chief
          Financial Officer of Delaware Distributors, L.P. Director of Delaware International Advisers Ltd.
     Before joining the Delaware Group in 1992, Mr. Downes was
          Chief Administrative Officer, Chief Financial
          Officer and Treasurer of Equitable Capital Management Corporation, New York, from December 1985 through August 1992, Executive Vice President from December 1985 through March 1992, and Vice Chairman from March 1992 through August 1992.



*Director affiliated with the Funds' investment manager and considered an "interested person" as defined in the 1940 Act.

George M. Chamberlain, Jr. (50)
     Senior Vice President and Secretary of the seven investment companies, each of the other 26 investment companies in the Delaware Group, Delaware Management Holdings, Inc. and Delaware Distributors, L.P.
     Executive Vice President, Secretary and Director of Delaware
          Management Trust Company.
     Senior Vice President, Secretary and Director of DMH Corp.,
          Delaware Management Company, Inc., Delaware
          Distributors, Inc., Delaware Service Company, Inc., Founders Holdings, Inc., Delaware Investment & Retirement Services, Inc. and Delaware Capital Management, Inc.
     Secretary and Director of Delaware International Holdings
          Ltd.
     Director of Delaware International Advisers Ltd.
     Attorney.
     During the past five years, Mr. Chamberlain has served in various capacities at different times within the Delaware organization.

Joseph H. Hastings (47)
     Vice President/Corporate Controller of the seven investment companies, each of the other 26 investment companies in the Delaware Group, Delaware Management Company, Inc., Delaware Management Holdings, Inc., DMH Corp., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Capital Management, Inc., Founders Holdings, Inc. and Delaware International Holdings Ltd.
     Executive Vice President/Chief Financial Officer/Treasurer
          of Delaware Management Trust Company.
     Chief Financial Officer/Treasurer of Delaware Investment &
          Retirement Services, Inc.
     Assistant Treasurer of Founders CBO Corporation.
     1818 Market Street, Philadelphia, PA  19103.
     Before joining the Delaware Group in 1992, Mr. Hastings was
          Chief Financial Officer for Prudential Residential Services, L.P., New York, NY from 1989 to 1992. Prior to that, Mr. Hastings served as Controller and Treasurer for Fine Homes International, L.P., Stamford, CT from 1987 to 1989.

Michael P. Bishof (34)
     Vice President/Treasurer of the seven investment companies, each of the other 26 investment companies in the Delaware Group, Delaware Management Company, Inc., Delaware Distributors, Inc., Delaware Distributors, L.P., Delaware Service Company, Inc. and Founders Holdings, Inc.
     Vice President/Manager of Investment Accounting of Delaware
          International Holdings Ltd.
     Assistant Treasurer of Founders CBO Corporation.
     Before joining the Delaware Group in 1995, Mr. Bishof was a
           Vice President for Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston Investment Management, New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management Corporation, New York, NY from 1987 to 1993.


The following replaces information under the section entitled
Expenses of the Funds under The Investment Adviser and
Underwriter:

     In connection with the merger transaction described above, Voyageur and Delaware have agreed for a period of two years ending on April 30, 1999, to pay the operating expenses (excluding interest expense, taxes, brokerage fees, commissions and Rule 12b-1 fees and, with respect to the Insured Funds, premiums with respect to Portfolio Insurance or Secondary Market Insurance) of each Fund which exceed 1% of such Fund's average daily net assets on an annual basis up to certain limits as further described in this Statement of Additional Information. This agreement replaces a similar provision in the Funds' investment advisory contracts with the Funds' predecessor investment adviser. In addition, Voyageur, Delaware and the Underwriter reserve the right to voluntarily waive their fees in whole or part and to voluntarily absorb certain other of the Funds' expenses.
     Each Fund's expenses include, among others, fees of directors, expenses of directors and shareholders meetings, insurance premiums, expenses of redemption of shares, expenses of the issue and sale of shares (to the extent not otherwise borne by the Underwriter), expenses of printing and mailing stock certificates and shareholder statements, association membership dues, charges of such Fund's custodian, bookkeeping, auditing and legal expenses, the fees and expenses of registering such Fund and its shares with the Securities and Exchange Commission and registering or qualifying its shares under state securities laws and expenses of preparing and mailing prospectuses and reports to existing shareholders.

The following supplements the Statement of Additional
Information:

     Purchases of Class A shares may be made at net asset value by current and former officers, directors and employees
(and members of their families) of the Dougherty Financial
Group LLC.



                              May 14, 1997

               VOYAGEUR NATIONAL HIGH YIELD MUNICIPAL BOND FUND

     Supplement to Statement of Additional Information dated
April 28, 1997


The following revises information on page 1:

     The Statement of Additional Information should be read in conjunction with the Fund's Prospectus dated May 1, 1997. A copy of the Prospectus or Statement of Additional Information may be obtained free of charge by contacting the Fund at 1818 Market Street, Philadelphia, PA 19103. Telephone: (800) 523-4640.


The following revises information in the section entitled The
Investment Adviser and Underwriter:

     Prior to May 1, 1997, Voyageur Fund Managers, Inc.
("Voyageur") had been retained under an investment advisory contract to act as the Fund's investment adviser, subject to the authority of the Board of Directors. Voyageur is an indirect, wholly-owned subsidiary of Dougherty Financial Group, Inc.
("DFG"). After the close of business on April 30, 1997, Voyageur became an indirect, wholly-owned subsidiary of Lincoln National Corporation ("LNC") as a result of LNC's acquisition of DFG.
LNC, headquartered in Fort Wayne, Indiana, owns and operates insurance and investment management businesses, including
Delaware Management Holdings, Inc. ("DMH"). Affiliates of DMH serve as adviser, distributor and transfer agent for the Delaware Group of Mutual Funds.
     Because LNC's acquisition of DFG resulted in a change of control of Voyageur, the Fund's previous investment advisory agreement with Voyageur was "assigned," as that term is defined by the Investment Company Act of 1940, and the previous agreement therefore terminated upon the completion of the acquisition. The Board of Directors of the Fund unanimously approved a new investment advisory agreement at a meeting held in person on February 14, 1997, and called for a shareholders meeting to approve the new agreement. At a meeting held on April 11, 1997, shareholders of the Fund approved the investment advisory agreement with Delaware Management Company, Inc., an indirect wholly-owned subsidiary of LNC, to become effective after the close of business on April 30, 1997, the date the acquisition was completed.
     Beginning May 1, 1997, Delaware Management Company, Inc.
became investment adviser of the Fund. The Investment Management Agreement into which the Fund's investment manager has entered has an initial term of two years and provides for the continuation thereafter only if approved by the Fund's Board of Directors in accordance with the requirements of the 1940 Act.
The investment management fees payable to the investment manager under the agreement are the same as those payable under the agreements that were terminated by the change in control of Voyageur.
     Delaware Service Company, Inc., an affiliate of DMH, 1818
Market Street, Philadelphia, PA 19103, is the Fund's shareholder servicing, dividend disbursing, accounting services and transfer agent. Delaware Distributors, L.P., another affiliate of DMH, 1818 Market Street, Philadelphia, PA 19103, is the Fund's principal underwriter.


The following replaces information under the section entitled
Board Members and Executive Officers of the Fund:

     Directors and principal officers of the Fund are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and director is One Commerce Square, Philadelphia, PA 19103.

*Wayne A. Stork (59)
     Chairman, President, Chief Executive Officer, Director and/or Trustee of the investment company, each of the other 32 investment companies in the Delaware Group, Delaware Management Holdings, Inc., DMH Corp., Delaware International Holdings Ltd. and Founders Holdings, Inc.
     Chairman and Director of  Delaware Distributors, Inc. and
          Delaware Capital Management, Inc.
     Chairman, President, Chief Executive Officer, Chief
          Investment Officer and Director of Delaware
          Management Company, Inc.
     Chairman, Chief Executive Officer and Director of Delaware
          International Advisers Ltd.
     Director of Delaware Service Company, Inc. and Delaware
          Investment & Retirement Services,  Inc.
     During the past five years, Mr. Stork has served in various executive capacities at different times within the Delaware organization.

Richard G. Unruh, Jr. (57)
     Executive Vice President of the investment company and each of the other 32 investment companies in the Delaware Group.
     Executive Vice President and Director of Delaware Management
          Company, Inc.
     Senior Vice President of Delaware Management Holdings, Inc.
          and Delaware Capital Management, Inc.
     Director of Delaware International Advisers Ltd.
     During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.



*Director affiliated with the Fund's investment manager and considered an "interested person" as defined in the 1940 Act.


Paul E. Suckow (49)
     Executive Vice President/Chief Investment Officer, Fixed
          Income of the investment company, each
          of the other 32 investment companies in the Delaware Group and Delaware Management Company, Inc.
     Executive Vice President/Chief Investment Officer, Fixed
          Income and Director of Founders Holdings, Inc.
     Senior Vice President/Chief Investment Officer, Fixed Income
          of Delaware Management Holdings, Inc.
     Senior Vice President of Delaware Capital Management, Inc. Director of Founders CBO Corporation.
     Director of HYPPCO Finance Company Ltd.
     Before returning to the Delaware Group in 1993, Mr. Suckow was Executive Vice President and Director of Fixed Income for Oppenheimer Management Corporation, New York, NY from 1985 to 1992. Prior to that, Mr. Suckow was a fixed-income portfolio manager for the Delaware Group.

Walter P. Babich (69)
     Director and/or Trustee of the investment company and each of the other 32 investment companies in the Delaware Group.
     460 North Gulph Road, King of Prussia, PA  19406.
     Board Chairman, Citadel Constructors, Inc.
     From 1986 to 1988, Mr. Babich was a partner of Irwin &
          Leighton and from 1988 to 1991, he was a partner of I&L
          Investors.

Anthony D. Knerr (58)
     Director and/or Trustee of the investment company and each of the other 32 investment companies in the Delaware Group.
     500 Fifth Avenue, New York, NY  10110.
     Founder and Managing Director, Anthony Knerr & Associates. From 1982 to 1988, Mr. Knerr was Executive Vice
          President/Finance and Treasurer of Columbia
          University, New York. From 1987 to 1989, he was also a lecturer in English at the University. In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.

Ann R. Leven (56)
     Director and/or Trustee of the investment company and each of the other 32 investment companies in the Delaware Group.
     785 Park Avenue, New York, NY  10021.
     Treasurer, National Gallery of Art.
     From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal
          Officer of the Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was Adjunct Professor of Columbia Business School.

W. Thacher Longstreth (76)
     Director and/or Trustee of the investment company and each of the other 32 investment companies in the Delaware Group.
     City Hall, Philadelphia, PA  19107.
     Philadelphia City Councilman.

Thomas F. Madison (61)
     Director and/or Trustee of the investment company and each of the other 32 investment companies in the Delaware Group.
     President and CEO, MLM Partners, Inc.
     200 South Fifth Street, Suite 2100, Minneapolis, Minnesota
          55402.
     Mr. Madison has also been Chairman of the Board of Communications Holdings, Inc. since 1996. From February to September 1994, Mr. Madison served as Vice Chairman--Office of the CEO of The Minnesota Mutual Life Insurance Company and from 1988 to 1993, he was President of U.S. WEST Communications--Markets.

* Jeffrey J. Nick (44)
     Director and/or Trustee of the investment company and each of the other 32 investment companies in the Delaware Group.
     President, Chief Executive Officer and Director of Lincoln
          National Investment Companies, Inc.
     From 1992 to 1996, Mr. Nick was Managing Director of Lincoln
          National UK plc and from 1989 to 1992, he was Senior Vice President responsible for corporate planning and development for Lincoln National Corporation.

Charles E. Peck (71)
     Director and/or Trustee of the investment company and each of the other 32 investment companies in the Delaware Group.
     P.O. Box 1102, Columbia, MD  21044.
     Secretary/Treasurer, Enterprise Homes, Inc.
     From 1981 to 1990, Mr. Peck was Chairman and Chief Executive
          Officer of The Ryland Group, Inc., Columbia, MD.

David K. Downes (57)
     Executive Vice President/Chief Operating Officer/Chief
          Financial Officer of the investment
          company, each of the other 32 investment companies in the Delaware Group, Delaware Management Holdings, Inc. and Delaware Capital Management, Inc.
     Executive Vice President/Chief Operating Officer/Chief
          Financial Officer and Director of Delaware
          Management Company, Inc., DMH Corp.,
          Delaware Distributors, Inc., Founders Holdings, Inc. and Delaware International Holdings Ltd.
     Chairman and Director of Delaware Management Trust Company and Delaware Investment & Retirement
          Services, Inc.
     President/Chief Executive Officer/Chief Financial Officer
          and Director of Delaware Service Company, Inc.
     Senior Vice President/Chief Administrative Officer/Chief
          Financial Officer of Delaware Distributors, L.P. Director of Delaware International Advisers Ltd.
     Before joining the Delaware Group in 1992, Mr. Downes was
          Chief Administrative Officer, Chief Financial
          Officer and Treasurer of Equitable Capital Management Corporation, New York, from December 1985 through August 1992, Executive Vice President from December 1985 through March 1992, and Vice Chairman from March 1992 through August 1992.



*Director affiliated with the Fund's investment manager and considered an "interested person" as defined in the 1940 Act.


George M. Chamberlain, Jr. (50)
     Senior Vice President and Secretary of the seven investment companies, each of the other 32 investment companies in the Delaware Group, Delaware Management Holdings, Inc. and Delaware Distributors, L.P.
     Executive Vice President, Secretary and Director of Delaware
          Management Trust Company.
     Senior Vice President, Secretary and Director of DMH Corp.,
          Delaware Management Company, Inc., Delaware
          Distributors, Inc., Delaware Service Company, Inc., Founders Holdings, Inc., Delaware Investment & Retirement Services, Inc. and Delaware Capital Management, Inc.
    Secretary and Director of Delaware International Holdings
          Ltd.
    Director of Delaware International Advisers Ltd.
    Attorney.
    During the past five years, Mr. Chamberlain has served in various capacities at different times within the Delaware organization.

Joseph H. Hastings (47)
     Vice President/Corporate Controller of the seven investment companies, each of the other 32 investment companies in the Delaware Group, Delaware Management Company, Inc., Delaware Management Holdings, Inc., DMH Corp., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Capital Management, Inc., Founders Holdings, Inc. and Delaware International Holdings Ltd.
     Executive Vice President/Chief Financial Officer/Treasurer
          of Delaware Management Trust Company.
     Chief Financial Officer/Treasurer of Delaware Investment &
          Retirement Services, Inc.
     Assistant Treasurer of Founders CBO Corporation.
     1818 Market Street, Philadelphia, PA  19103.
     Before joining the Delaware Group in 1992, Mr. Hastings was
          Chief Financial Officer for Prudential Residential Services, L.P., New York, NY from 1989 to 1992. Prior to that, Mr. Hastings served as Controller and Treasurer for Fine Homes International, L.P., Stamford, CT from 1987 to 1989.

Michael P. Bishof (34)
     Vice President/Treasurer of the investment company, each of the other 32 investment companies in the Delaware Group, Delaware Management Company, Inc., Delaware Distributors, Inc., Delaware Distributors, L.P., Delaware Service Company, Inc. and Founders Holdings, Inc.
     Vice President/Manager of Investment Accounting of Delaware
          International Holdings Ltd.
     Assistant Treasurer of Founders CBO Corporation.
     Before joining the Delaware Group in 1995, Mr. Bishof was a
          Vice President for Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston Investment Management, New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management Corporation, New York, NY from 1987 to 1993.


The following replaces information under the section entitled Expenses of the Fund under The Investment Adviser and
Underwriter:
     In connection with the merger transaction described above the adviser and its parent, DMH, have agreed, until April 30, 1999, to pay the operating expenses of the Fund which exceed 1% (excluding interest expense, taxes, brokerage fees, commissions and Rule 12b-1 fees) of the Fund's average daily net assets on an annual basis up to certain limits as further described in detail in the Statement of Additional Information. In addition, the adviser and the underwriter reserve the right to voluntarily waive their fees in whole or part and to voluntarily absorb certain other of the Fund's expenses.
     The Fund's expenses include, among others, fees of directors, expenses of directors and shareholders meetings, insurance premiums, expenses of redemption of shares, expenses of the issue and sale of shares (to the extent not otherwise borne by the underwriter), expenses of printing and mailing stock certificates and shareholder statements, association membership dues, charges of the Fund's custodian, bookkeeping, auditing and legal expenses, the fees and expenses of registering the Fund and its shares with the Securities and Exchange Commission and registering or qualifying its shares under state securities laws and expenses of preparing and mailing prospectuses and reports to existing shareholders.

The following supplements the Statement of Additional
Information:

     Purchases of Class A shares may be made at net asset value by current and former officers, directors and employees
(and members of their families) of the Dougherty Financial
Group LLC.



                              May 14, 1997

         VOYAGEUR MINNESOTA HIGH YIELD MUNICIPAL BOND FUND

     Supplement to Statement of Additional Information dated
April 28, 1997


The following revises information on page 1:

     The Statement of Additional Information should be read in conjunction with the Fund's Prospectus dated May 1, 1997. A copy of the Prospectus or Statement of Additional Information may be obtained free of charge by contacting the Fund at 1818 Market Street, Philadelphia, PA 19103. Telephone: (800) 523-4640.


The following revises information in the section entitled The
Investment Adviser and Underwriter:

     Prior to May 1, 1997, Voyageur had been retained under an investment advisory contract to act as the Fund's investment adviser, subject to the authority of the Board of Directors. Voyageur is an indirect wholly-owned subsidiary of Dougherty Financial Group, Inc. ("DFG"). After the close of business on April 30, 1997, Voyageur became an indirect, wholly-owned subsidiary of Lincoln National Corporation ("LNC") as a result of LNC's acquisition of DFG. LNC, headquartered in Fort
Wayne, Indiana, owns and operates insurance and investment management business, including Delaware Management Holdings, Inc. ("DMH"). Affiliates of DMH serve as adviser, distributor and transfer agent for the Delaware Group of Mutual Funds.
     Because LNC's acquisition of DFG resulted in a change of control of Voyageur, the Fund's previous investment advisory agreement with Voyageur was "assigned," as that term is defined by the Investment Company Act of 1940, and the previous agreement therefore terminated upon the completion of the acquisition. The Board of Directors of the Fund unanimously approved a new investment advisory agreement at a meeting held in person on February 14, 1997, and called for a shareholders meeting to approve the new agreement. At a meeting held on April 11, 1997, the shareholders of the Fund approved the investment advisory agreement with Voyageur to become effective after the close of business on April 30, 1997, the date the acquisition was completed. The Investment Management
Agreement into which the Fund's investment manager has entered has an initial term of two years and provides for the continuation thereafter only if approved by the Fund's Board of Directors in accordance with the requirements of the 1940 Act. The investment management fees payable to the investment manager under the agreement are the same as those payable under the agreements that were terminated by the change in control of Voyageur.
     Delaware Service Company, Inc., an affiliate of DMH, 1818 Market Street, Philadelphia, PA 19103, is the Fund's shareholder servicing, dividend disbursing, accounting services and transfer agent. Delaware Distributors, L.P., another affiliate of DMH, 1818 Market Street, Philadelphia, PA 19103, is the Fund's principal underwriter.


The following replaces information under the section entitled
Board Members and Executive Officers of the Fund:

     Directors and principal officers of the Fund are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and director is One Commerce Square, Philadelphia, PA 19103.

*Wayne A. Stork (59)
     Chairman, President, Chief Executive Officer, Director and/or Trustee of the investment company, each of the other 32 investment companies in the Delaware Group, Delaware Management Holdings, Inc., DMH Corp., Delaware International Holdings Ltd. and Founders Holdings, Inc.
     Chairman and Director of  Delaware Distributors, Inc. and
          Delaware Capital Management, Inc.
     Chairman, President, Chief Executive Officer, Chief
          Investment Officer and Director of Delaware
          Management Company, Inc.
     Chairman, Chief Executive Officer and Director of Delaware
          International Advisers Ltd.
     Director of Delaware Service Company, Inc. and Delaware
          Investment & Retirement Services,  Inc.
     During the past five years, Mr. Stork has served in various executive capacities at different times within the Delaware organization.

Richard G. Unruh, Jr. (57)
     Executive Vice President of the investment company and each of the other 32 investment companies in the Delaware Group.
     Executive Vice President and Director of Delaware Management
          Company, Inc.
     Senior Vice President of Delaware Management Holdings, Inc.
          and Delaware Capital Management, Inc.
     Director of Delaware International Advisers Ltd.
     During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.



*Director affiliated with the Fund's investment manager and considered an "interested person" as defined in the 1940 Act.


Paul E. Suckow (49)
     Executive Vice President/Chief Investment Officer, Fixed
          Income of the investment company, each
          of the other 32 investment companies in the Delaware Group and Delaware Management Company, Inc.
     Executive Vice President/Chief Investment Officer, Fixed
          Income and Director of Founders Holdings, Inc.
     Senior Vice President/Chief Investment Officer, Fixed Income
          of Delaware Management Holdings, Inc.
     Senior Vice President of Delaware Capital Management, Inc. Director of Founders CBO Corporation.
     Director of HYPPCO Finance Company Ltd.
     Before returning to the Delaware Group in 1993, Mr. Suckow was Executive Vice President and Director of Fixed Income for Oppenheimer Management Corporation, New York, NY from 1985 to 1992. Prior to that, Mr. Suckow was a fixed-income portfolio manager for the Delaware Group.

Walter P. Babich (69)
     Director and/or Trustee of the investment company and each of the other 32 investment companies in the Delaware Group.
     460 North Gulph Road, King of Prussia, PA  19406.
     Board Chairman, Citadel Constructors, Inc.
     From 1986 to 1988, Mr. Babich was a partner of Irwin &
          Leighton and from 1988 to 1991, he was a partner of I&L
          Investors.

Anthony D. Knerr (58)
     Director and/or Trustee of the investment company and each of the other 32 investment companies in the Delaware Group.
     500 Fifth Avenue, New York, NY  10110.
     Founder and Managing Director, Anthony Knerr & Associates. From 1982 to 1988, Mr. Knerr was Executive Vice
          President/Finance and Treasurer of Columbia
          University, New York. From 1987 to 1989, he was also a lecturer in English at the University. In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.

Ann R. Leven (56)
     Director and/or Trustee of the investment company and each of the other 32 investment companies in the Delaware Group.
     785 Park Avenue, New York, NY  10021.
     Treasurer, National Gallery of Art.
     From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal
          Officer of the Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was Adjunct Professor of Columbia Business School.

W. Thacher Longstreth (76)
     Director and/or Trustee of the investment company and each of the other 32 investment companies in the Delaware Group.
     City Hall, Philadelphia, PA  19107.
     Philadelphia City Councilman.


Thomas F. Madison (61)
     Director and/or Trustee of the investment company and each of the other 32 investment companies in the Delaware Group.
     President and CEO, MLM Partners, Inc.
     200 South Fifth Street, Suite 2100, Minneapolis, Minnesota
          55402.
     Mr. Madison has also been Chairman of the Board of Communications Holdings, Inc. since 1996. From February to September 1994, Mr. Madison served as Vice Chairman--Office of the CEO of The Minnesota Mutual Life Insurance Company and from 1988 to 1993, he was President of U.S. WEST Communications--Markets.

* Jeffrey J. Nick (44)
     Director and/or Trustee of the investment company and each of the other 32 investment companies in the Delaware Group.
     President, Chief Executive Officer and Director of Lincoln
          National Investment Companies, Inc.
     From 1992 to 1996, Mr. Nick was Managing Director of Lincoln
          National UK plc and from 1989 to 1992, he was Senior Vice President responsible for corporate planning and development for Lincoln National Corporation.

Charles E. Peck (71)
     Director and/or Trustee of the investment company and each of the other 32 investment companies in the Delaware Group.
     P.O. Box 1102, Columbia, MD  21044.
     Secretary/Treasurer, Enterprise Homes, Inc.
     From 1981 to 1990, Mr. Peck was Chairman and Chief Executive
          Officer of The Ryland Group, Inc., Columbia, MD.

David K. Downes (57)
     Executive Vice President/Chief Operating Officer/Chief
          Financial Officer of the investment
          company, each of the other 32 investment companies in the Delaware Group, Delaware Management Holdings, Inc. and Delaware Capital Management, Inc.
     Executive Vice President/Chief Operating Officer/Chief
          Financial Officer and Director of Delaware
          Management Company, Inc., DMH Corp.,
          Delaware Distributors, Inc., Founders Holdings, Inc. and Delaware International Holdings Ltd.
     Chairman and Director of Delaware Management Trust Company and Delaware Investment & Retirement
          Services, Inc.
     President/Chief Executive Officer/Chief Financial Officer
          and Director of Delaware Service Company, Inc.
     Senior Vice President/Chief Administrative Officer/Chief
          Financial Officer of Delaware Distributors, L.P. Director of Delaware International Advisers Ltd.
     Before joining the Delaware Group in 1992, Mr. Downes was
          Chief Administrative Officer, Chief Financial
          Officer and Treasurer of Equitable Capital Management Corporation, New York, from December 1985 through August 1992, Executive Vice President from December 1985 through March 1992, and Vice Chairman from March 1992 through August 1992.



*Director affiliated with the Fund's investment manager and considered an "interested person" as defined in the 1940 Act.


George M. Chamberlain, Jr. (50)
     Senior Vice President and Secretary of the seven investment companies, each of the other 32 investment companies in the Delaware Group, Delaware Management Holdings, Inc. and Delaware Distributors, L.P.
     Executive Vice President, Secretary and Director of Delaware
          Management Trust Company.
     Senior Vice President, Secretary and Director of DMH Corp.,
          Delaware Management Company, Inc., Delaware
          Distributors, Inc., Delaware Service Company, Inc., Founders Holdings, Inc., Delaware Investment & Retirement Services, Inc. and Delaware Capital Management, Inc.
    Secretary and Director of Delaware International Holdings
          Ltd.
    Director of Delaware International Advisers Ltd.
    Attorney.
    During the past five years, Mr. Chamberlain has served in various capacities at different times within the Delaware organization.

Joseph H. Hastings (47)
     Vice President/Corporate Controller of the seven investment companies, each of the other 32 investment companies in the Delaware Group, Delaware Management Company, Inc., Delaware Management Holdings, Inc., DMH Corp., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Capital Management, Inc., Founders Holdings, Inc. and Delaware International Holdings Ltd.
     Executive Vice President/Chief Financial Officer/Treasurer
          of Delaware Management Trust Company.
     Chief Financial Officer/Treasurer of Delaware Investment &
          Retirement Services, Inc.
     Assistant Treasurer of Founders CBO Corporation.
     1818 Market Street, Philadelphia, PA  19103.
     Before joining the Delaware Group in 1992, Mr. Hastings was
          Chief Financial Officer for Prudential Residential Services, L.P., New York, NY from 1989 to 1992. Prior to that, Mr. Hastings served as Controller and Treasurer for Fine Homes International, L.P., Stamford, CT from 1987 to 1989.

Michael P. Bishof (34)
     Vice President/Treasurer of the investment company, each of the other 32 investment companies in the Delaware Group, Delaware Management Company, Inc., Delaware Distributors, Inc., Delaware Distributors, L.P., Delaware Service Company, Inc. and Founders Holdings, Inc.
     Vice President/Manager of Investment Accounting of Delaware
          International Holdings Ltd.
     Assistant Treasurer of Founders CBO Corporation.
     Before joining the Delaware Group in 1995, Mr. Bishof was a
          Vice President for Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston Investment Management, New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management Corporation, New York, NY from 1987 to 1993.


The following replaces information under the section entitled Expenses of the Fund under The Investment Adviser and
Underwriter:
     In connection with a merger transaction whereby Voyageur became a subsidiary of Delaware Management Holdings, Inc., Voyageur and its new parent companies have agreed, until April 30, 1999, to pay the operating expenses of the Fund which exceed 1% (excluding interest expense, taxes, brokerage fees, commissions and Rule 12b-1 fees) of the Fund's average daily net assets on an annual basis up to certain limits as further described in the Statement of Additional Information. In addition, Voyageur and the underwriter reserve the right to voluntarily waive their fees in whole or part and to voluntarily absorb certain other of the Fund's expenses.
     The Fund's expenses include, among others, fees of directors, expenses of directors' and shareholders' meetings, insurance premiums, expenses of redemption of shares, expenses of the issue and sale of shares (to the extent not otherwise borne by the underwriter), expenses of printing and mailing stock certificates and shareholder statements, association membership dues, charges of the Fund's custodian, bookkeeping, auditing and legal expenses, the fees and expenses of registering the Fund and its shares with the Securities and Exchange Commission and registering or qualifying its shares under state securities laws and expenses of preparing and mailing prospectuses and reports to existing shareholders.


The following supplements the Statement of Additional
Information:

     Purchases of Class A shares may be made at net asset value by current and former officers, directors and employees
(and members of their families) of the Dougherty Financial
Group LLC.



                             May 14, 1997

               VOYAGEUR U.S. GOVERNMENT SECURITIES FUND

     Supplement to Statement of Additional Information dated
February 28, 1997


The following revises information on page 1:

     The Statement of Additional Information should be read in conjunction with the Fund's Prospectus dated May 1, 1997. A copy of the Prospectus or Statement of Additional Information may be obtained free of charge by contacting the Fund at 1818 Market Street, Philadelphia, PA 19103. Telephone: (800) 523-4640.


The following revises information in the section entitled The
Investment Adviser and Underwriter:

     Prior to May 1, 1997, Voyageur Fund Managers, Inc.
("Voyageur") had been retained under an investment advisory contract to act as the Fund's investment adviser, subject to the authority of the Board of Directors. Voyageur is an indirect, wholly-owned subsidiary of Dougherty Financial Group, Inc.
("DFG"). After the close of business on April 30, 1997, Voyageur became an indirect, wholly-owned subsidiary of Lincoln National Corporation ("LNC") as a result of LNC's acquisition of Voyageur's parent company, DFG. LNC, headquartered in Fort
Wayne, Indiana, owns and operates insurance and investment management businesses, including Delaware Management Holdings, Inc. ("DMH"). Affiliates of DMH serve as adviser, distributor and transfer agent for the Delaware Group of Mutual Funds.
     Because LNC's acquisition of DFG resulted in a change of control of Voyageur, the Fund's previous investment advisory agreement with Voyageur was "assigned," as that term is defined by the Investment Company Act of 1940, and the previous agreement therefore terminated upon the completion of the acquisition. The Board of Directors of the Fund unanimously approved new advisory agreements at a meeting held in person on February 14, 1997, and called for a shareholders meeting to approve the new agreements. At a meeting held on April 11, 1997, the shareholders of the Fund approved an Investment Management Agreement with Delaware
Management Company, Inc., an indirect wholly-owned subsidiary of LNC, to become effective after the close of business on April 30, 1997, the date the acquisition was completed. At that meeting, shareholders also approved a Sub-Advisory Agreement between Delaware Management Company, Inc. and Voyageur Asset Management LLC to take effect at the same time as the Investment Management Agreement.
     Beginning May 1, 1997, Delaware Management Company, Inc.
became the Fund's investment manager and Voyageur Asset
Management LLC became the sub-adviser.  The Investment
Management Agreement into which the Fund's investment manager has entered and the Sub-Advisory Agreement between Delaware Management Company, Inc. and Voyageur Asset Management
LLC have an initial term of two years and provides for the continuation thereafter only if approved by the Fund's Board of Directors in accordance with the requirements of the 1940 Act.
The investment management fees payable to the investment manager under the agreement are the same as those payable under the agreements that were terminated by the change in control of Voyageur.
     Delaware Service Company, Inc., an affiliate of DMH, 1818 Market Street, Philadelphia, PA 19103, is the Fund's shareholder servicing, dividend disbursing, accounting services and transfer agent. Delaware Distributors, L.P., another affiliate of DMH, 1818 Market Street, Philadelphia, PA 19103, is the Fund's principal underwriter.


The following replaces information under the section entitled
Board Members and Executive Officers of the Fund:

     Directors and principal officers of the Fund are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and director is One Commerce Square, Philadelphia, PA 19103.

*Wayne A. Stork (59)
     Chairman, President, Chief Executive Officer, Director and/or Trustee of the investment company, each of the other 32 investment companies in the Delaware Group, Delaware Management Holdings, Inc., DMH Corp., Delaware International Holdings Ltd. and Founders Holdings, Inc.
     Chairman and Director of  Delaware Distributors, Inc. and
          Delaware Capital Management, Inc.
     Chairman, President, Chief Executive Officer, Chief
          Investment Officer and Director of Delaware
          Management Company, Inc.
     Chairman, Chief Executive Officer and Director of Delaware
          International Advisers Ltd.
     Director of Delaware Service Company, Inc. and Delaware
          Investment & Retirement Services,  Inc.
     During the past five years, Mr. Stork has served in various executive capacities at different times within the Delaware organization.

Richard G. Unruh, Jr. (57)
     Executive Vice President of the investment company and each of the other 32 investment companies in the Delaware Group.
     Executive Vice President and Director of Delaware Management
          Company, Inc.
     Senior Vice President of Delaware Management Holdings, Inc.
          and Delaware Capital Management, Inc.
     Director of Delaware International Advisers Ltd.
     During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.



*Director affiliated with the Fund's investment manager and considered an "interested person" as defined in the 1940 Act.


Paul E. Suckow (49)
     Executive Vice President/Chief Investment Officer, Fixed
          Income of the investment company, each
          of the other 32 investment companies in the Delaware Group and Delaware Management Company, Inc.
     Executive Vice President/Chief Investment Officer, Fixed
          Income and Director of Founders Holdings, Inc.
     Senior Vice President/Chief Investment Officer, Fixed Income
          of Delaware Management Holdings, Inc.
     Senior Vice President of Delaware Capital Management, Inc. Director of Founders CBO Corporation.
     Director of HYPPCO Finance Company Ltd.
     Before returning to the Delaware Group in 1993, Mr. Suckow was Executive Vice President and Director of Fixed Income for Oppenheimer Management Corporation, New York, NY from 1985 to 1992. Prior to that, Mr. Suckow was a fixed-income portfolio manager for the Delaware Group.

Walter P. Babich (69)
     Director and/or Trustee of the investment company and each of the other 32 investment companies in the Delaware Group.
     460 North Gulph Road, King of Prussia, PA  19406.
     Board Chairman, Citadel Constructors, Inc.
     From 1986 to 1988, Mr. Babich was a partner of Irwin &
          Leighton and from 1988 to 1991, he was a partner of I&L
          Investors.

Anthony D. Knerr (58)
     Director and/or Trustee of the investment company and each of the other 32 investment companies in the Delaware Group.
     500 Fifth Avenue, New York, NY  10110.
     Founder and Managing Director, Anthony Knerr & Associates. From 1982 to 1988, Mr. Knerr was Executive Vice
          President/Finance and Treasurer of Columbia
          University, New York. From 1987 to 1989, he was also a lecturer in English at the University. In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.

Ann R. Leven (56)
     Director and/or Trustee of the investment company and each of the other 32 investment companies in the Delaware Group.
     785 Park Avenue, New York, NY  10021.
     Treasurer, National Gallery of Art.
     From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal
          Officer of the Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was Adjunct Professor of Columbia Business School.

W. Thacher Longstreth (76)
     Director and/or Trustee of the investment company and each of the other 32 investment companies in the Delaware Group.
     City Hall, Philadelphia, PA  19107.
     Philadelphia City Councilman.

Thomas F. Madison (61)
     Director and/or Trustee of the investment company and each of the other 32 investment companies in the Delaware Group.
     President and CEO, MLM Partners, Inc.
     200 South Fifth Street, Suite 2100, Minneapolis, Minnesota
          55402.
     Mr. Madison has also been Chairman of the Board of Communications Holdings, Inc. since 1996. From February to September 1994, Mr. Madison served as Vice Chairman--Office of the CEO of The Minnesota Mutual Life Insurance Company and from 1988 to 1993, he was President of U.S. WEST Communications--Markets.

*Jeffrey J. Nick (44)
     Director and/or Trustee of the investment company and each of the other 32 investment companies in the Delaware Group.
     President, Chief Executive Officer and Director of Lincoln
          National Investment Companies, Inc.
     From 1992 to 1996, Mr. Nick was Managing Director of Lincoln
          National UK plc and from 1989 to 1992, he was Senior Vice President responsible for corporate planning and development for Lincoln National Corporation.

Charles E. Peck (71)
     Director and/or Trustee of the investment company and each of the other 32 investment companies in the Delaware Group.
     P.O. Box 1102, Columbia, MD  21044.
     Secretary/Treasurer, Enterprise Homes, Inc.
     From 1981 to 1990, Mr. Peck was Chairman and Chief Executive
          Officer of The Ryland Group, Inc., Columbia, MD.

David K. Downes (57)
     Executive Vice President/Chief Operating Officer/Chief
          Financial Officer of the investment
          company, each of the other 32 investment companies in the Delaware Group, Delaware Management Holdings, Inc. and Delaware Capital Management, Inc.
     Executive Vice President/Chief Operating Officer/Chief
          Financial Officer and Director of Delaware
          Management Company, Inc., DMH Corp.,
          Delaware Distributors, Inc., Founders Holdings, Inc. and Delaware International Holdings Ltd.
     Chairman and Director of Delaware Management Trust Company and Delaware Investment & Retirement
          Services, Inc.
     President/Chief Executive Officer/Chief Financial Officer
          and Director of Delaware Service Company, Inc.
     Senior Vice President/Chief Administrative Officer/Chief
          Financial Officer of Delaware Distributors, L.P. Director of Delaware International Advisers Ltd.
     Before joining the Delaware Group in 1992, Mr. Downes was
          Chief Administrative Officer, Chief Financial
          Officer and Treasurer of Equitable Capital Management Corporation, New York, from December 1985 through August 1992, Executive Vice President from December 1985 through March 1992, and Vice Chairman from March 1992 through August 1992.



George M. Chamberlain, Jr. (50)
     Senior Vice President and Secretary of the seven investment companies, each of the other 32 investment companies in the Delaware Group, Delaware Management Holdings, Inc. and Delaware Distributors, L.P.
     Executive Vice President, Secretary and Director of Delaware
          Management Trust Company.
     Senior Vice President, Secretary and Director of DMH Corp.,
          Delaware Management Company, Inc., Delaware
          Distributors, Inc., Delaware Service Company, Inc., Founders Holdings, Inc., Delaware Investment & Retirement Services, Inc. and Delaware Capital Management, Inc.
    Secretary and Director of Delaware International Holdings
          Ltd.
    Director of Delaware International Advisers Ltd.
    Attorney.
    During the past five years, Mr. Chamberlain has served in various capacities at different times within the Delaware organization.

Joseph H. Hastings (47)
     Vice President/Corporate Controller of the seven investment companies, each of the other 32 investment companies in the Delaware Group, Delaware Management Company, Inc., Delaware Management Holdings, Inc., DMH Corp., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Capital Management, Inc., Founders Holdings, Inc. and Delaware International Holdings Ltd.
     Executive Vice President/Chief Financial Officer/Treasurer
          of Delaware Management Trust Company.
     Chief Financial Officer/Treasurer of Delaware Investment &
          Retirement Services, Inc.
     Assistant Treasurer of Founders CBO Corporation.
     1818 Market Street, Philadelphia, PA  19103.
     Before joining the Delaware Group in 1992, Mr. Hastings was
          Chief Financial Officer for Prudential Residential Services, L.P., New York, NY from 1989 to 1992. Prior to that, Mr. Hastings served as Controller and Treasurer for Fine Homes International, L.P., Stamford, CT from 1987 to 1989.

Michael P. Bishof (34)
     Vice President/Treasurer of the investment company, each of the other 32 investment companies in the Delaware Group, Delaware Management Company, Inc., Delaware Distributors, Inc., Delaware Distributors, L.P., Delaware Service Company, Inc. and Founders Holdings, Inc.
     Vice President/Manager of Investment Accounting of Delaware
          International Holdings Ltd.
     Assistant Treasurer of Founders CBO Corporation.
     Before joining the Delaware Group in 1995, Mr. Bishof was a
          Vice President for Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston Investment Management, New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management Corporation, New York, NY from 1987 to 1993.


The following replaces information under the section entitled Expenses of the Fund under The Investment Adviser and
Underwriter:
     In connection with the merger transaction described above, Voyageur and its parent companies have agreed to pay certain operating expenses of the Fund (including the investment advisory, administrative services and Rule 12b-1 fees but excluding interest expense, taxes, brokerage fees and commissions) which exceed on an annual basis 1.25% of the Fund's average daily net assets attributable to Class A and Institutional Class shares and 2.00% of the Fund's average daily net assets attributable to Class B and Class C shares up to the combined amount of the investment advisory and administrative services fees received from the Fund. In addition, the adviser and the underwriter reserve the right to voluntarily waive their fees in whole or part and to voluntarily absorb certain other Fund expenses.
     The Fund's expenses include, among others, fees of directors, expenses of directors' and shareholders' meetings, insurance premiums, expenses of redemption of shares, expenses of the issue and sale of shares (to the extent not otherwise borne by the underwriter), expenses of printing and mailing stock certificates and shareholder statements, association membership dues, charges of the Fund's custodian, bookkeeping, auditing and legal expenses, fees and expenses of registering the Fund and its shares with the Securities and Exchange Commission and registering or qualifying its shares under state securities laws and expenses of preparing and mailing prospectuses and reports to existing shareholders.


The following supplements the Statement of Additional
Information:

     Purchases of Class A shares may be made at net asset value by current and former officers, directors and employees
(and members of their families) of the Dougherty Financial
Group LLC.



                            May 14, 1997

               VOYAGEUR AGGRESSIVE GROWTH FUND
                  VOYAGEUR GROWTH STOCK FUND

     Supplement to Statement of Additional Information dated
August 29, 1997


The following revises information on page 1:

     The Statement of Additional Information should be read in conjunction with the Funds' Prospectus dated May 1, 1997. A copy of the Prospectus or Statement of Additional Information may be obtained free of charge by contacting the Funds at 1818 Market Street, Philadelphia, PA 19103. Telephone: (800) 523-4640.


The following revises information in the section entitled The
Investment Adviser and Underwriter:

     Prior to May 1, 1997, Voyageur Fund Managers, Inc. ("Voyageur") had been retained under an investment advisory contract to act as each Fund's investment adviser, subject to the authority of the Board of Directors. Voyageur is an indirect, wholly-owned subsidiary of Dougherty Financial Group, Inc. ("DFG"). After the close of business on April 30, 1997, Voyageur became an indirect, wholly-owned subsidiary of Lincoln National Corporation ("LNC") as a result of LNC's acquisition of DFG.
LNC, headquartered in Fort Wayne, Indiana, owns and operates insurance and investment management businesses, including Delaware Management Holdings, Inc. ("DMH"). Affiliates of DMH serve as adviser, distributor and transfer agent for the Delaware Group of Mutual Funds.
     Because LNC's acquisition of DFG resulted in a change of control of Voyageur, the Funds' previous investment advisory agreements with Voyageur were "assigned", as that term is defined by the Investment Company Act of 1940, and the previous agreements therefore terminated upon the completion of the acquisition. The Board of Directors of the Funds unanimously approved new advisory agreements at a meeting held in person on February 14, 1997, and called for a shareholders meeting to approve the new agreements. At a meeting held on April 11, 1997, the shareholders of each Fund approved its respective Investment Management Agreement with Delaware Management Company, Inc., an indirect wholly-owned subsidiary of LNC, to become effective after the close of business on April 30, 1997, the date the acquisition was completed. At that meeting, shareholders of Voyageur Growth Stock Fund also approved a Sub-Advisory
Agreement between Delaware Management Company, Inc and
Voyageur Asset Management LLC to take effect at the same time as the Investment Management Agreement.
     Beginning May 1, 1997, Delaware Management Company, Inc., became the Funds' investment manager, and for the Voyageur
Growth Stock Fund, Voyageur Asset Management LLC became the sub-adviser. The Investment Management Agreement into which each Fund's investment manager has entered and, in the case of Voyageur Growth Stock Fund, the Sub-Advisory Agreement between Delaware Management Company, Inc. and Voyageur
Asset Management LLC, have an initial term of two years and provide for the continuation thereafter only if approved by the Fund's Board of Directors in accordance with the requirements of the 1940 Act. The investment management fees payable to the investment manager under the agreement are the same as those payable under the agreements that were terminated by the change in control of Voyageur.
     Delaware Service Company, Inc., an affiliate of DMH, 1818 Market Street, Philadelphia, PA 19103, is the Funds' shareholder servicing, dividend disbursing, accounting services and transfer agent. Delaware Distributors, L.P., another affiliate of DMH, 1818 Market Street, Philadelphia, PA 19103, is the Funds' principal underwriter.


The following replaces information under the section entitled
Board Members and Executive Officers of the Funds:

     Directors and principal officers of the Funds are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and director is One Commerce Square, Philadelphia, PA 19103.

*Wayne A. Stork (59)
     Chairman, President, Chief Executive Officer, Director
          and/or Trustee of the investment company,
          each of the other 32 investment companies in the Delaware Group, Delaware Management Holdings, Inc., DMH Corp., Delaware International Holdings Ltd. and Founders Holdings, Inc.
     Chairman and Director of  Delaware Distributors, Inc. and
          Delaware Capital   Management, Inc.
     Chairman, President, Chief Executive Officer, Chief
          Investment Officer and Director of Delaware
          Management Company, Inc.
     Chairman, Chief Executive Officer and Director of Delaware
          International Advisers Ltd.
     Director of Delaware Service Company, Inc. and Delaware
          Investment & Retirement Services,  Inc.
     During the past five years, Mr. Stork has served in various executive capacities at different times within the Delaware organization.

Richard G. Unruh, Jr. (57)
     Executive Vice President of the investment company and each of the other 32 investment companies in the Delaware Group.
     Executive Vice President and Director of Delaware Management
          Company, Inc.
     Senior Vice President of Delaware Management Holdings, Inc.
          and Delaware Capital Management, Inc.
     Director of Delaware International Advisers Ltd.
     During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.



*Director affiliated with the Funds' investment manager and considered an "interested person" as defined in the 1940 Act.


Paul E. Suckow (49)
     Executive Vice President/Chief Investment Officer, Fixed
          Income of the investment company, each
          of the other 32 investment companies in the Delaware Group and Delaware Management Company, Inc.
     Executive Vice President/Chief Investment Officer, Fixed
          Income and Director of Founders Holdings, Inc.
     Senior Vice President/Chief Investment Officer, Fixed Income
          of Delaware Management Holdings, Inc.
     Senior Vice President of Delaware Capital Management, Inc. Director of Founders CBO Corporation.
     Director of HYPPCO Finance Company Ltd.
     Before returning to the Delaware Group in 1993, Mr. Suckow was Executive Vice President and Director of Fixed Income for Oppenheimer Management Corporation, New York, NY from 1985 to 1992. Prior to that, Mr. Suckow was a fixed-income portfolio manager for the Delaware Group.

Walter P. Babich (69)
     Director and/or Trustee of the investment company and each of the other 32 investment companies in the Delaware Group.
     460 North Gulph Road, King of Prussia, PA  19406.
     Board Chairman, Citadel Constructors, Inc.
     From 1986 to 1988, Mr. Babich was a partner of Irwin &
          Leighton and from 1988 to 1991, he was a partner of I&L
          Investors.

Anthony D. Knerr (58)
     Director and/or Trustee of the investment company and each of the other 32 investment companies in the Delaware Group.
     500 Fifth Avenue, New York, NY  10110.
     Founder and Managing Director, Anthony Knerr & Associates. From 1982 to 1988, Mr. Knerr was Executive Vice
          President/Finance and Treasurer of Columbia
          University, New York. From 1987 to 1989, he was also a lecturer in English at the University. In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.

Ann R. Leven (56)
     Director and/or Trustee of the investment company and each of the other 32 investment companies in the Delaware Group.
     785 Park Avenue, New York, NY  10021.
     Treasurer, National Gallery of Art.
     From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal
          Officer of the Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was Adjunct Professor of Columbia Business School.

W. Thacher Longstreth (76)
     Director and/or Trustee of the investment company and each of the other 32 investment companies in the Delaware Group.
     City Hall, Philadelphia, PA  19107.
     Philadelphia City Councilman.

Thomas F. Madison (61)
     Director and/or Trustee of the investment company and each of the other 32 investment companies in the Delaware Group.
     President and CEO, MLM Partners, Inc.
     200 South Fifth Street, Suite 2100, Minneapolis, Minnesota
          55402.
     Mr. Madison has also been Chairman of the Board of Communications Holdings, Inc. since 1996. From February to September 1994, Mr. Madison served as Vice Chairman--Office of the CEO of The Minnesota Mutual Life Insurance Company and from 1988 to 1993, he was President of U.S. WEST Communications--Markets.

* Jeffrey J. Nick (44)
     Director and/or Trustee of the investment company and each of the other 32 investment companies in the Delaware Group.
     President, Chief Executive Officer and Director of Lincoln
          National Investment Companies, Inc.
     From 1992 to 1996, Mr. Nick was Managing Director of Lincoln
          National UK plc and from 1989 to 1992, he was Senior Vice President responsible for corporate planning and development for Lincoln National Corporation.

Charles E. Peck (71)
     Director and/or Trustee of the investment company and each of the other 32 investment companies in the Delaware Group.
     P.O. Box 1102, Columbia, MD  21044.
     Secretary/Treasurer, Enterprise Homes, Inc.
     From 1981 to 1990, Mr. Peck was Chairman and Chief Executive
          Officer of The Ryland Group, Inc., Columbia, MD.

David K. Downes (57)
     Executive Vice President/Chief Operating Officer/Chief
          Financial Officer of the investment
          company, each of the other 32 investment companies in the Delaware Group, Delaware Management Holdings, Inc. and Delaware Capital Management, Inc.
     Executive Vice President/Chief Operating Officer/Chief
          Financial Officer and Director of Delaware
          Management Company, Inc., DMH Corp.,
          Delaware Distributors, Inc., Founders Holdings, Inc. and Delaware International Holdings Ltd.
     Chairman and Director of Delaware Management Trust Company and Delaware Investment & Retirement
          Services, Inc.
     President/Chief Executive Officer/Chief Financial Officer
          and Director of Delaware Service Company, Inc.
     Senior Vice President/Chief Administrative Officer/Chief
          Financial Officer of Delaware Distributors, L.P. Director of Delaware International Advisers Ltd.
     Before joining the Delaware Group in 1992, Mr. Downes was
          Chief Administrative Officer, Chief Financial
          Officer and Treasurer of Equitable Capital Management Corporation, New York, from December 1985 through August 1992, Executive Vice President from December 1985 through March 1992, and Vice Chairman from March 1992 through August 1992.


*Director affiliated with the Funds' investment manager and considered an "interested person" as defined in the 1940 Act.


George M. Chamberlain, Jr. (50)
     Senior Vice President and Secretary of the seven investment companies, each of the other 32 investment companies in the Delaware Group, Delaware Management Holdings, Inc. and Delaware Distributors, L.P.
     Executive Vice President, Secretary and Director of Delaware
          Management Trust Company.
     Senior Vice President, Secretary and Director of DMH Corp.,
          Delaware Management Company, Inc., Delaware
          Distributors, Inc., Delaware Service Company, Inc., Founders Holdings, Inc., Delaware Investment & Retirement Services, Inc. and Delaware Capital Management, Inc.
    Secretary and Director of Delaware International Holdings
          Ltd.
    Director of Delaware International Advisers Ltd.
    Attorney.
    During the past five years, Mr. Chamberlain has served in various capacities at different times within the Delaware organization.

Joseph H. Hastings (47)
     Vice President/Corporate Controller of the seven investment companies, each of the other 32 investment companies in the Delaware Group, Delaware Management Company, Inc., Delaware Management Holdings, Inc., DMH Corp., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Capital Management, Inc., Founders Holdings, Inc. and Delaware International Holdings Ltd.
     Executive Vice President/Chief Financial Officer/Treasurer
          of Delaware Management Trust Company.
     Chief Financial Officer/Treasurer of Delaware Investment &
          Retirement Services, Inc.
     Assistant Treasurer of Founders CBO Corporation.
     1818 Market Street, Philadelphia, PA  19103.
     Before joining the Delaware Group in 1992, Mr. Hastings was
          Chief Financial Officer for Prudential Residential Services, L.P., New York, NY from 1989 to 1992. Prior to that, Mr. Hastings served as Controller and Treasurer for Fine Homes International, L.P., Stamford, CT from 1987 to 1989.

Michael P. Bishof (34)
     Vice President/Treasurer of the investment company, each of the other 32 investment companies in the Delaware Group, Delaware Management Company, Inc., Delaware Distributors, Inc., Delaware Distributors, L.P., Delaware Service Company, Inc. and Founders Holdings, Inc.
     Vice President/Manager of Investment Accounting of Delaware
          International Holdings Ltd.
     Assistant Treasurer of Founders CBO Corporation.
     Before joining the Delaware Group in 1995, Mr. Bishof was a
          Vice President for Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston Investment Management, New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management Corporation, New York, NY from 1987 to 1993.


The following replaces information under the section entitled Expenses of the Funds under The Investment Adviser and
Underwriter:
     Each Fund's expenses include, among others, fees of Directors, expenses of Directors' and shareholders' meetings, insurance premiums, expenses of redemption of shares, expenses of the issue and sale of shares (to the extent not otherwise borne by the underwriter), expenses of printing and mailing stock certificates and shareholder statements, association membership dues, charges of the Fund's custodian, bookkeeping, auditing and legal expenses, the fees and expenses of registering the Fund and its shares with the Securities and Exchange Commission and registering or qualifying its shares under state securities laws and expenses of preparing and mailing prospectuses and reports to existing shareholders.
     The adviser and the underwriter reserve the right to voluntarily waive their fees in whole or part and to voluntarily absorb certain other of each Fund's expenses.


The following supplements the Statement of Additional
Information:

     Purchases of Class A shares may be made at net asset value by current and former officers, directors and employees
(and members of their families) of the Dougherty Financial
Group LLC.